Segment Reporting	12 Months Ended
Oct. 31, 2022
Segment Reporting

25.	Segment Reporting

Geographical information relating to the Company’s activities is as follows:

Geographical segments	Oregon	Michigan	Other	Total
	$	$	$	$
Non-current assets other than financial instruments
At October 31, 2022	4,719,260	3,741,309	-	8,460,569
At October 31, 2021	3,912,430	2,979,492	-	6,891,922
Year ended October 31, 2022
Net revenue	8,852,104	8,905,179	-	17,757,283
Gross profit	3,039,159	5,083,919	-	8,123,078
Year ended October 31, 2021
Net revenue	5,152,286	3,882,332	344,055	9,378,673
Gross profit (loss)	2,325,304	3,585,462	189,702	6,100,468
Year ended October 31, 2020
Net revenue	3,846,223	-	393,381	4,239,604
Gross profit (loss)	1,723,483	-	122,214	1,845,697

Major customers are defined as customers that each individually account for greater than 10% of the Company’s annual revenues. During the year ended October 31, 2022, one major customer accounted for 14% of revenues (2021 – one major customer accounted for 11% of annual revenues).